Provisions, income tax liabilities and other liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Summary of Non Current Provisions and Other Non-current Liabilities	The line item Non current provisions and other non-current liabilities comprises the following:

(€ million)	2024	2023	2022
Provisions	5,762	5,262	5,822
Other non-current liabilities(a)	2,334	2,340	519
Total	8,096	7,602	6,341
(a)Includes derivative financial instruments: €121 million as of December 31, 2024, €164 million as of December 31, 2023, €232 million as of December 31,
2022.
The figure as of December 31, 2024 includes €2,007 million for the liability in respect of royalties payable to Sobi on net sales of Beyfortus (nirsevimab) in the United States (see Note C.2.). Given the method used to calculate royalties payable, an increase or decrease in sales forecasts would lead to a proportionate change in the amount of the liability. The nominal value of payments estimated to be due within more than one year but less than five years is €1,140 million; the nominal value of payments estimated to be due after more than five years is €2,792 million.

Summary of Movements in Non-current Provisions	The table below sets forth movements in non-current provisions for the reporting periods presented:

(€ million)	Provisions for pensions and other post- employment benefits (D.19.1.)		Provisions for other long-term benefits	Restructuring provisions (D.19.2.)	Other provisions (D.19.3.)	Total
Balance at January 1, 2022	2,947		935	524	2,024	6,430
Changes in scope of consolidation	(96)		(28)	—	(76)	(200)
Increases in provisions	193	(a)	40	521	531	1,285
Provisions utilized	(275)	(a)	(119)	(12)	(122)	(528)
Reversals of unutilized provisions	(66)	(a)	(20)	(11)	(191)	(288)
Transfers	10		4	(265)	(23)	(274)
Net interest related to employee benefits, and unwinding of discount	43		4	5	12	64
Currency translation differences	63		28	(1)	23	113
Actuarial gains and losses on defined-benefit plans	(780)		—	—	—	(780)
Balance at December 31, 2022	2,039		844	761	2,178	5,822
Increases in provisions	141	(a)	185	315	311	952
Provisions utilized	(162)	(a)	(107)	(25)	(114)	(408)
Reversals of unutilized provisions	(21)	(a)	(190)	(159)	(388)	(758)
Transfers	(1)		—	(361)	(210)	(572)
Net interest related to employee benefits, and unwinding of discount	70		3	23	24	120
Currency translation differences	(23)		(17)	—	(25)	(65)
Actuarial gains and losses on defined-benefit plans	171		—	—	—	171
Balance at December 31, 2023	2,214		718	554	1,776	5,262
Changes in scope of consolidation	—		—	—	11	11
Increases in provisions	145	(a)	199	548	730	1,622
Provisions utilized	(173)	(a)	(118)	(20)	(135)	(446)
Reversals of unutilized provisions	(108)	(a)	—	(8)	(126)	(242)
Transfers	(89)		—	(270)	(157)	(516)
Net interest related to employee benefits, and unwinding of discount	65		2	19	36	122
Currency translation differences	43		34	(3)	42	116
Actuarial gains and losses on defined-benefit plans	(13)		—	—	—	(13)
Opella reclassification (b)	(92)		(14)	(21)	(27)	(154)
Balance at December 31, 2024	1,992		821	799	2,150	5,762
(a)In the case of “Provisions for pensions and other post-employment benefits”, the “Increases in provisions” line corresponds to rights vesting in employees during the period, and past service cost; the “Provisions utilized” line corresponds to contributions paid into pension funds and to beneficiaries; and the “Reversals of unutilized provisions” line corresponds to plan curtailments, settlements and amendments.
(b)The liabilities of Opella, which in 2022 and 2023 were presented in the relevant balance sheet line item for each class of liability, were reclassified in
2024 to Liabilities related to assets held for sale in accordance with IFRS 5 (see Note D.1.).

Summary of Financial and Demographic Assumptions	Those calculations were based on the following financial and demographic assumptions:

	2024				2023				2022
	France	Germany	US	UK	France	Germany	US	UK	France	Germany	US	UK
Discount rate(a)(b)	2.95% to 3.40%	2.95% to 3.40%	5.45%	5.50%	2.95% to 3.15%	2.95% to 3.15%	4.75%	4.50%	3.55% to 3.75%	3.55% to 3.75%	4.90%	4.75%
General inflation rate(c)	2.10%	2.10%	—	3.20%	2.20%	2.20%	—	3.05%	2.50%	2.50%	—	3.25%
Pension benefit indexation	2.10%	2.10%	—	3.00%	2.20%	2.20%	—	2.90%	2.50%	2.50%	—	3.00%
Healthcare cost inflation rate(d)	—	—	4.00% to 5.93%	—	—	—	4.00% to 9.75%	—	—	—	3.29% to 6.56%	—
Retirement age	62 to 67	63	55 to 70	60 to 65	62 to 67	63	55 to 70	60 to 65	62 to 67	63	55 to 70	60 to 65
Mortality table	TGH/ TGF 05	Heubeck RT 2018 G	RP2012 Proj. MP2021 White Collar	SAPS S3	TGH/ TGF 05	Heubeck RT 2018 G	RP2012 Proj. MP2021 White Collar	SAPS S3	TGH/ TGF 05	Heubeck RT 2018 G	RP2012 Proj. MP2021 White Collar	SAPS S3
(a)The discount rates used were based on market rates for high quality corporate bonds with a duration close to that of the expected benefit payments under the plans. The benchmarks used to determine discount rates were the same for all periods presented.
(b)The rate depends on the duration of the plan (0 to 7 years, 7 to 10 years, or more than 10 years).
(c)Inflation for the euro zone is determined using a multi-criterion method.
(d)No post-employment healthcare benefits are provided in France since 2020, Germany and UK.

Summary of Weighted Average Duration of Obligation for Pensions and Other Long-term Benefits in Principal Countries	The table below shows the duration of Sanofi’s obligations in the principal countries:

	2024				2023				2022
(years)	France	Germany	US	UK	France	Germany	US	UK	France	Germany	US	UK
Weighted average duration	11	12	10	11	10	12	11	13	10	12	11	13

Summary of Sensitivity for Pensions and Other Post-employment Benefits to Changes in Key Actuarial Assumptions	The table below shows the sensitivity of Sanofi’s obligations for pensions and other post-employment benefits to changes in key actuarial assumptions:

(€ million)	Pensions and other post-employment benefits, by principal country
Measurement of defined-benefit obligation	Change in assumption	France	Germany	US	UK
Discount rate	-0.50%	+90	+190	+103	+161
General inflation rate	+0.50%	+56	+267	—	+95
Pension benefit indexation	+0.50%	+57	+264	—	+93
Healthcare cost inflation rate	+0.50%	—	—	+41	+43
Mortality table	+1 year	+56	+86	+59	+118

Reconciliation of Net Obligation in Respect of Sanofi's Pension and Other Post-Employment Benefit Plans	The table below reconciles the net obligation in respect of Sanofi’s pension and other post-employment benefit plans with the amounts recognized in the consolidated financial statements:

	Pensions and other post-employment benefits
(€ million)	2024	2023	2022
Measurement of the obligation:
Beginning of period	8,930	8,651	12,175
Current service cost	138	140	193
Interest cost	335	346	206
Actuarial losses/(gains) due to changes in demographic assumptions	(45)	(34)	(219)
Actuarial losses/(gains) due to changes in financial assumptions	(380)	157	(3,006)
Actuarial losses/(gains) due to experience adjustments	(4)	256	177
Plan amendments, curtailments or settlements not specified in the terms of the plan(b)	(181)	(36)	(229)
Plan settlements specified in the terms of the plan	(59)	(40)	(84)
Benefits paid	(502)	(483)	(463)
Changes in scope of consolidation and transfers	4	(14)	(114)
Currency translation differences	181	(13)	15
Opella reclassification	(188)	—	—
Obligation at end of period	8,229	8,930	8,651
Fair value of plan assets:
Beginning of period	6,993	6,899	9,651
Interest income on plan assets	271	276	163
Difference between actual return and interest income on plan assets(c)	(416)	197	(2,398)
Administration costs	(13)	(7)	(6)
Plan settlements specified in the terms of the plan	(58)	(40)	(84)
Plan settlements not specified in the terms of the plan	(71)	(17)	(161)
Contributions from plan members	5	6	6
Employer’s contributions	127	122	238
Benefits paid	(456)	(446)	(426)
Changes in scope of consolidation and transfers	(20)	(8)	(32)
Currency translation differences	132	11	(52)
Opella reclassification	(97)	—	—
Fair value of plan assets at end of period	6,397	6,993	6,899
Net amount shown in the balance sheet:
Net obligation	1,832	1,937	1,752
Effect of asset ceiling	4	6	18
Net amount shown in the balance sheet at end of period	1,836	1,943	1,770
Amounts recognized in the balance sheet:
Pre-funded obligations (see Note D.7.)(a)	(156)	(271)	(269)
Obligations provided for	1,992	2,214	2,039
Net amount recognized at end of period	1,836	1,943	1,770
Benefit cost for the period:(d)
Current service cost	138	140	193
(Gains)/losses related to plan amendments, curtailments or settlements not specified in the terms of the plan	(110)	(22)	(68)
Net interest (income)/cost	64	71	43
Contributions from plan members	(5)	(6)	(6)
Administration costs and taxes paid during the period	13	7	6
Expense recognized directly in profit or loss	100	190	168
Remeasurement of net defined-benefit (asset)/liability (actuarial gains and losses)(b)	(13)	171	(650)
Expense/(gain) for the period	87	361	(482)
(a)For 2023, this line includes €66 million of assets in the United Kingdom (versus €99 million for 2022); those amounts are not subject to any asset ceiling, in accordance with IFRIC 14.
(b)Amounts recognized in Other comprehensive income (see Note D.15.7.).
(c)In 2024, this line includes the effects of the partial buy-in in the United Kingdom for €(204) million.
(d) Benefit cost for the total Group including Opella on all the periods.

Net Liability in Respect of Pension Plans and Other Post-employment Benefits by Geographical Region	The tables below show Sanofi’s net liability in respect of pension plans and other post-employment benefits by geographical region:

(€ million)	Pensions and other post-employment benefits by geographical region
December 31, 2024	France	Germany	US	UK	Other	Total
Measurement of obligation	1,228	2,651	1,427	1,994	929	8,229
Fair value of plan assets	667	2,239	744	1,891	856	6,397
Effect of asset ceiling	—	—	—	—	(4)	(4)
Net amount shown in the balance sheet at end of period	561	412	683	103	77	1,836

(€ million)	Pensions and other post-employment benefits by geographical region
December 31, 2023	France	Germany	US	UK	Other	Total
Measurement of obligation	1,322	2,911	1,528	2,174	995	8,930
Fair value of plan assets	675	2,401	825	2,235	857	6,993
Effect of asset ceiling	—	—	—	—	(6)	(6)
Net amount shown in the balance sheet at end of period	647	510	703	(61)	144	1,943

(€ million)	Pensions and other post-employment benefits by geographical region
December 31, 2022	France	Germany	US	UK	Other	Total
Measurement of obligation	1,324	2,730	1,546	2,080	971	8,651
Fair value of plan assets	697	2,317	860	2,175	850	6,899
Effect of asset ceiling	—	—	—	—	(18)	(18)
Net amount shown in the balance sheet at end of period	627	413	686	(95)	139	1,770

Fair Value of Plans Assets relating to Pension Plans and Other Post-employment Plans	The table below shows the fair value of plan assets relating to Sanofi’s pension and other post-employment plans, split by asset category:

	2024	2023	2022
Securities quoted in an active market	63.1%	84.9%	84.4%
Cash and cash equivalents	0.8%	0.8%	0.7%
Equity instruments	19.3%	22.3%	21.7%
Bonds and similar instruments	35.8%	54.3%	52.4%
Real estate	2.9%	3.4%	4.0%
Derivatives	(0.2%)	—%	0.1%
Commodities	1.1%	0.9%	0.9%
Other	3.4%	3.2%	4.6%
Other securities	36.9%	15.1%	15.6%
Hedge funds	—%	—%	—%
Insurance policies	36.9%	15.1%	15.6%
Total	100.0%	100.0%	100.0%

Service Cost for Pension and Other post-employment Benefit Plans, by Geographical Region	The tables below show the service cost for Sanofi’s pension and other post-employment benefit plans, by geographical region:

(€ million)	Pensions and other post-employment benefits by geographical region
Service cost for 2024	France	Germany	US	UK	Other	Total
Current service cost	48	30	22	—	38	138
(Gains)/losses related to plan amendments, curtailments or settlements not specified in the terms of the plan	(82)	—	(20)	—	(8)	(110)
Net interest cost/(income) including administration costs and taxes paid during the period	13	20	36	(1)	9	77
Contributions from plan members	—	—	—	—	(5)	(5)
Expense/(gain) recognized directly in profit or loss	(21)	50	38	(1)	34	100
Remeasurement of net defined-benefit (asset)/ liability (actuarial gains and losses)	(31)	(134)	(46)	212	(14)	(13)
Expense/(gain) for the period	(52)	(84)	(8)	211	20	87

(€ million)	Pensions and other post-employment benefits by geographical region
Service cost for 2023	France	Germany	US	UK	Other	Total
Current service cost	50	30	20	—	40	140
(Gains)/losses related to plan amendments, curtailments or settlements not specified in the terms of the plan	(20)	—	1	—	(3)	(22)
Net interest cost/(income) including administration costs and taxes paid during the period	22	15	35	(5)	11	78
Contributions from plan members	—	—	—	—	(6)	(6)
Expense/(gain) recognized directly in profit or loss	52	45	56	(5)	42	190
Remeasurement of net defined-benefit (asset)/ liability (actuarial gains and losses)	3	98	26	44	—	171
Expense/(gain) for the period	55	143	82	39	42	361

(€ million)	Pensions and other post-employment benefits by geographical region
Service cost for 2022	France	Germany	US	UK	Other	Total
Current service cost	61	44	50	—	38	193
(Gains)/losses related to plan amendments, curtailments or settlements not specified in the terms of the plan	(60)	2	1	(6)	(5)	(68)
Net interest cost/(income) including administration costs and taxes paid during the period	10	7	30	(7)	9	49
Contributions from plan members	—	—	—	—	(6)	(6)
Expense/(gain) recognized directly in profit or loss	11	53	81	(13)	36	168
Remeasurement of net defined-benefit (asset)/liability (actuarial gains and losses)	(156)	(204)	(382)	130	(38)	(650)
Expense/(gain) for the period	(145)	(151)	(301)	117	(2)	(482)

Remeasurement of Net Defined-benefit (Asset)/Liability (Actuarial Gains and Losses)	An analysis of the “Remeasurement of net defined-benefit (asset)/liability (actuarial gains and losses)” line in the preceding tables is set forth below:

(€ million)	2024				2023				2022
	France	Germany	US	UK	France	Germany	US	UK	France	Germany	US	UK
Actuarial gains/(losses) arising during the period	29	135	47	(212)	(3)	(98)	(25)	(44)	156	205	382	(131)
Comprising:
Gains/(losses) on experience adjustments(a)	18	46	(42)	(472)	16	(54)	(7)	(12)	(120)	(620)	(287)	(1,328)
Gains/(losses) on demographic assumptions	—	—	11	50	—	—	18	11	—	—	129	54
Gains/(losses) on financial assumptions	11	89	78	210	(19)	(44)	(36)	(43)	276	825	540	1,143
(a)Experience adjustments are mainly due to the effect on plan assets of trends in the financial markets.

Summary of Net Pre-tax Actuarial Loss	The net pre-tax actuarial loss (excluding investments accounted for using the equity method) recognized directly in equity is presented below:

(€ million)	2024	2023	2022
Net pre-tax actuarial loss	(2,258)	(2,259)	(2,090)

Summary of Present Value of Pension and Other Post Employement Benefits	The present value of Sanofi’s obligations in respect of pension and other post-employment benefit plans at the end of each reporting period is shown below:

(€ million)	2024	2023	2022
Present value of wholly or partially funded obligations in respect of pension and other post-employment benefit plans	7,192	7,693	7,463
Present value of unfunded obligations	1,037	1,237	1,188
Total	8,229	8,930	8,651

Total Expense for Pensions and Other Post-employment Benefits Allocated between Income Statement Line Items	The total expense for pensions and other post-employment benefits (€100 million in 2024) is allocated between income statement line items as follows:

(€ million)	2024	2023	2022
Cost of sales	32	33	53
Research and development expenses	17	28	51
Selling and general expenses	42	57	78
Other operating (income)/expenses, net	4	5	(2)
Restructuring costs	(64)	(9)	(59)
Financial expenses	60	67	42
Net income from discontinued operations	9	9	5
Total	100	190	168

Estimated Amounts of Employer's Contributions to Plan Assets	The estimated amounts of employer’s contributions to plan assets in 2025 are as follows:

(€ million)	France	Germany	US	UK	Other	Total
Employer’s contributions in 2024 (estimate):
2025	—	—	2	48	27	77

Expected Timing of Benefit Payments under Pension and Other Post-employment Benefit Plans	The table below shows the expected timing of benefit payments under pension and other post-employment benefit plans for future years:

(€ million)	France	Germany	US	UK	Other	Total
Estimated future benefit payments
2025	94	210	97	126	38	565
2026	59	210	98	130	41	538
2027	71	208	100	134	40	553
2028	75	207	103	139	42	566
2029	81	209	107	143	44	584
2030 to 2034	497	893	543	785	241	2,959

Timing of Future Payments in Respect of Unfunded Pension and Other Post-employment Benefit Plans	The table below shows estimates as of December 31, 2024 for the timing of future payments in respect of unfunded pension and other post-employment benefit plans:

		Payments due by period
(€ million)	Total	Less than 1 year	1 to 3 years	3 to 5 years	More than 5 years
Estimated payments	1,035	67	122	131	715

Movements in Restructuring Provisions Classified in Non-current and Current Liabilities	The table below shows movements in restructuring provisions classified in non-current and current liabilities:

(€ million)	2024	2023	2022
Balance, beginning of period	1,132	1,233	1,118
Of which:
•Classified in non-current liabilities	554	761	524
•Classified in current liabilities	578	472	594
Change in provisions recognized in profit or loss for the period	999	435	636
Provisions utilized(a)	(582)	(561)	(522)
Transfers	(33)	3	—
Unwinding of discount	19	31	5
Currency translation differences	1	(9)	(4)
Opella reclassification(b)	(84)	—	—
Balance, end of period	1,452	1,132	1,233
Of which:
•Classified in non-current liabilities	799	554	761
•Classified in current liabilities	653	578	472
(a)Provisions utilized mainly correspond to payments related to employees affected by separation programs.
(b)This line comprises the restructuring provisions of Opella, reclassified to Liabilities related to assets held for sale as of December 31, 2024
(see Note D.1.).

Timing of Future Termination Benefit Payments	The timing of future termination benefit payments is as follows:

December 31, 2024		Benefit payments by period
(€ million)	Total	Less than 1 year	1 to 3 years	3 to 5 years	More than 5 years
Employee termination benefits
•France	862	312	416	126	8
•Other countries	456	304	144	7	1
Total	1,318	616	560	133	9

December 31, 2023		Benefit payments by period
(€ million)	Total	Less than 1 year	1 to 3 years	3 to 5 years	More than 5 years
Employee termination benefits
•France	611	215	315	79	2
•Other countries	357	302	47	7	1
Total	968	517	362	86	3

December 31, 2022		Benefit payments by period
(€ million)	Total	Less than 1 year	1 to 3 years	3 to 5 years	More than 5 years
Employee termination benefits
•France	804	185	412	207	—
•Other countries	235	189	36	8	2
Total	1,039	374	448	215	2

Summary of Other Provisions	Other provisions include provisions for risks and litigation relating to environmental, tax, commercial and product liability matters.

(€ million)	2024	2023	2022
Environmental risks	474	493	526
Product liability risks, litigation and other	1,676	1,283	1,652
Total	2,150	1,776	2,178

Current Provisions and Other Current Liabilities	Current provisions and other current liabilities comprise the following:

(€ million)	2024	2023	2022
Taxes payable, other than corporate income taxes	437	395	420
Employee-related liabilities	1,929	2,106	2,158
Restructuring provisions (see Note D.19.2.)	653	578	472
Interest rate derivatives (see Note D.20.)	7	1	—
Currency derivatives (see Note D.20.)	330	126	94
Equity derivatives (see Note D.20.)	—	—	—
Amounts payable for acquisitions of non-current assets	878	945	714
Customer contract liabilities(a)	—	—	269
Other current liabilities(b)(c)	10,007	9,590	7,894
Total	14,241	13,741	12,021
(a)See Note A.5., “Agreements relating to the recombinant COVID-19 vaccine candidate developed by Sanofi in collaboration with GSK”. The year-on-year change in this item between 2023 and 2022 includes revenue of €269 million recognized in profit or loss during 2023 (previously included in “Customer contract liabilities” as of December 31, 2022).
(b)“Other current liabilities” mainly comprises provisions and liabilities for customer rebates and returns; provisions for discounts and rebates granted to healthcare authorities and governmental programs (see Note D.23.); and the liability payable at each reporting date under the Monoclonal Antibody
Alliance with Regeneron.
(c)As of December 31, 2024 includes €273 million (nominal value: €290 million) for the current liability relating to royalties payable to Sobi on net sales of
Beyfortus (nirsevimab) in the United States (see Note C.2.)